UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  October 17, 2012 to November 19, 2012

  Commission File Number of issuing entity: 333-180779-01

  Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-180779

  Morgan Stanley Capital I Inc.
  (Exact name of depositor as specified in its charter)

  Bank of America, National Association
  Morgan Stanley Mortgage Capital Holdings LLC
  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3887004
  38-3887005
  38-3887006
  38-7064513
  38-7064514
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-S                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On November 19, 2012 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC or
  Bank of America, National Association (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from October 17, 2012 to November 19, 2012. Bank of America, National Association filed its most recent Form ABS-15G on November 13, 2012. Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on November 13, 2012. The CIK Number of Bank of America, National Association is 0001102113. The CIK Number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The 1880 Broadway/15 Central Park West Retail mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $10,287,338 as of December 31, 2011.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6, relating to the November 19, 2012 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Morgan Stanley Capital I Inc.
  (Depositor)

  /s/ James Chung
  James Chung, Vice President

  Date: December 3, 2012

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6, relating to the November 19, 2012 distribution.